Investments in Debt, Equity Securities and Other Investments (Summary of Contractual Maturities of Available-for-sale and Held-to-maturity Securities) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2018	Mar. 31, 2017
Available-for-Sale Cost
Due within 1 year		¥ 0
Due after 1 year to 5 years		0
Due after 5 years		0
Equity securities		270,403
Available-for-sale securities, Cost	[1]	270,403	¥ 267,526
Available-for-Sale Aggregate Fair Value
Due within 1 year		0
Due after 1 year to 5 years		0
Due after 5 years		0
Equity securities		993,707
Available-for-sale securities, Aggregate Fair Value		993,707	1,048,127
Held-to-Maturity Cost
Due within 1 year		38,023
Due after 1 year to 5 years		56,830
Due after 5 years		0
Held-to-maturity securities, Cost	[1]	94,853	167,332
Held-to-Maturity Aggregate Fair Value
Due within 1 year		38,051
Due after 1 year to 5 years		57,599
Due after 5 years		0
Held-to-Maturity securities, Aggregate Fair Value		¥ 95,650	¥ 167,138

[1]	Cost represents amortized cost for held-to-maturity securities and acquisition cost for available-for-sale securities. The cost basis of the individual securities is written down to fair value as a new cost basis when other-than-temporary impairment is recognized.